Related Party Transactions - Reconciliation of Net Distributions to Parent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Net distributions to parent per the statement of stockholders’ equity			$ (57,635)
Stock-based compensation expenses prior to the Spin-off			(6,066)
Net transfers of property, plant and equipment from parent prior to the Spin-off	$ 0	$ 0	(7,627)
Transfer of net deferred tax liabilities from parent at Spin-off	0	0	29,203
Transfer of other net assets to parent at Spin-off			1,907
Net distributions to parent per the statement of cash flows	$ 0	$ 0	$ (40,218)